Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Net Liabilities Acquired

The net liabilities of Armada are recorded at their acquisition-date fair value in the Consolidated Financial Statements as follows:

Cash and cash equivalents	$3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	$(9,345,052)
Accumulated Deficit	$(9,345,052)

Summary of List of Subsidiaries

A list of subsidiaries and Rezolve AI plc’s holding as of December 31, 2024 and 2023 is as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021	India	100%
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve AI IP Holdings Limited	December 19, 2024	United Kingdom	100%
Armada Acquisition Corp. I	August 15, 2024	United States of America	100%

Summary of Estimated Useful Life of Property Plant and Equipment	The useful lives estimated by the management are as follows:

Assets	Useful life
Computers	3 years
Office equipment	3 years

Summary of Initial Useful Life of Computer Assets	The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Summary of Fair Value Measurement at Reporting Date

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2024
Fair value on recurring basis
(1) Share-based payment liability	$—	$—	$1,400,000
(2) Derivative liability	$—	$2,579,875	$—
(2) Derivative asset	$—	$2,587,581	$—
December 31, 2023
Fair value on recurring basis
(1) Share-based payment liability	$—	$—	$1,311,028

(1)
The fair value of the share-based payment liability was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%. See note 7.5.
(2)
The derivative asset and the derivative liability were valued by a third party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations. See note 2.12.

Summary of Vendors Representing More Than 10% of Accounts Payable	At December 31, 2024 and 2023, the following vendors represented more than 10% of total accounts payable.

	December 31, 2024	December 31, 2023
DLA Piper LLP	70%	10%
Donnelley Financial LLC	16%	Less than 10%
KPMG LLP	Less than 10%	10%
Taylor Wessing LLP	Less than 10%	13%
Wilson Sonsini Goodrich & Rosati	Less than 10%	14%

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2024	December 31, 2023
Convertible debt (note 7)	10,944,628	3,929,566
Shares payable (note 7)	1,543,664	140,000
Warrants	13,019,976	3,521,846
Share options	17,559,511	848,287
Convertible promissory notes	2,639,169	—
Series A preferred shares	—	4,574,146
Advisors Loans (note 7)	2,335,092	—
Total	48,042,040	13,013,845